Issuance Of Units (Details) $ in Thousands	6 Months Ended			11 Months Ended
	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 USD ($) shares	Jun. 18, 2015 USD ($) shares	Nov. 30, 2014 USD ($) shares	Dec. 31, 2015 shares	Dec. 31, 2014 USD ($)	Nov. 18, 2014
Initial Offering Period	November 18, 2014
Cash payments | $	$ 500	$ 72,252
Subordinated Series A units issued	1,592,920				1,592,920
General Partners units issued	413,843				413,843
Automatic Conversion Date	Jun. 30, 2018
Limited Partners Capital Account Units Outstanding	9,342,692				9,342,692
Subordinated Limited Partners Capital Account Units Outstanding	9,342,692				9,342,692
Subordinated Series A Limited Partners Capital Account Units Outstanding	1,592,920				1,592,920
General Partners Capital Account Units Outstanding	413,843				413,843
Proceeds From Partnership Contribution | $	$ 0	551
Line Of Credit
Line Of Credit | $						$ 126,000
Navios Acquisition
General partner interest in Navios Midstream	2.00%
Limited partner interest in Navios Midstream	60.85%			55.50%
Navios Acquisition | Nave Celeste and C. Dream
Cash payments | $		73,000
Business Combination Consideration Transferred Including Equity Interest In Acquiree Held Prior To Combination 1 | $		$ 100,000
Subordinated Series A units issued		1,592,920
Initial Public Offering
Estimated Proceeds From Issuance Initial Public Offering | $				$ 110,403
Proceeds From Lines Of Credit | $				$ 104,451
Number Of Vessels							4
General Partner Units
General partner interest in Navios Midstream				2.00%
General Partners units issued			32,509
Capital Account Units				381,334
Proceeds From Partnership Contribution | $			$ 551
Subordinated Unitholders
Capital Account Units				9,342,692
Subordinated Unitholders | Navios Acquisition
Limited partner interest in Navios Midstream	2.00%			49.00%
Common Unitholders
Capital Account Units				1,242,692
Common Unitholders | Navios Acquisition
Limited partner interest in Navios Midstream				6.50%